Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Finite Lived intangible Asset	The following table summarizes the carrying amount of the Company's intangible assets, net of accumulated amortization (in thousands):

	December 31, 2020
	Estimated Life (years)	Cost	Accumulated Amortization	Net
Software license	3	$291	$(133)	$158